Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,544,723)	$ (1,339,588)	$ (3,037,466)	$ (7,592,784)
Reconciliation of net loss to net cash used in operating activities
Stock based compensation			0	4,200,000
Preferred shares issued for services			0	300,000
Amortization of debt discount and deferred financing costs	63,296	621,240	770,134	1,683,712
Depreciation expense	7,778	124	299	0
Change in fair value of derivative liability	(243,653)	(4,821)	1,269,266	(1,257,473)
Stock issued for services	268,100	165,000	165,000	1,970,900
Foreign currency (gain) loss	265,444
Changes in operating assets and liabilities:
Accounts receivable, net			(2,503)	(52,761)
Inventory	(272,143)	(403,932)	(204,533)	0
Deferred cost			350,000	0
Prepaid expenses and other current assets	75,370	(183,532)	(435,150)	(333,809)
Accounts payable and accrued expenses	47,883	196,462	218,096	(64,383)
Due to related party	(71,095)	0	(28,929)	0
Deferred revenue			(550,000)	0
Other current liabilities			0	236,258
Due to officers	85,169	(68)	0	(4,959)
Due to officers			0	45,906
Accrued management fees and due to officers			(70,482)	0
CASH USED IN OPERATING ACTIVITIES	(1,318,574)	(949,115)	(1,556,268)	(869,393)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(78,123)	(4,301)	(4,299)	0
NET CASH USED IN INVESTING ACTIVITIES			(4,299)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible loans payable	0	369,500	369,500	402,500
Payments of convertible loans payable	(150,000)	(95,500)
Costs associated with equity line of credit	(24,000)
Proceeds from sale of common stock	765,000	740,461
Proceeds from common stock subscriptions	300,000	0
Repayments of convertible loans payable			(95,500)	0
Proceeds from sale of stock	150,000		718,113	478,940
Proceeds from common stock subscriptions			1,170,095	0
CASH PROVIDED BY FINANCING ACTIVITIES	891,000	1,014,461	2,162,208	881,440
Effect of exchange rate changes on cash	(26,988)	(13,933)	(24,020)	0
Net change in cash	(532,685)	47,112	577,621	12,047
Cash beginning of period	589,668	12,047	12,047	0
Cash end of period	56,983	59,159	589,668	12,047
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	67,940	28,864	28,864	0
Cash paid for taxes	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common shares issued for interest and fees	3,222	3,441	15,355	0
Reclassification of common stock subscriptions to common stock	747,650	1,736,100	1,504,000	0
Common shares issued for conversion of loans payable	50,000	66,000	270,000	0
Increase in derivative liability	0	730,280
Derivative liability discount			746,672	1,609,895
Derivative settled upon conversion of debt	110,507	67,350	1,972,419	0
Reclassification of common stock subscription liability to common stock subscriptions	377,350	0
Reclassification of equity to liability for derivatives			0	455,576
Right of use asset exchanged for lease liability	$ 0	$ 79,214	79,214	0
Common shares issued to satisfy related party liability			$ 0	$ 0